FOLEY FOLEY & LARDNER LLP	777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX FOLEY.COM WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com
May 30, 2024
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
RE:	Clayton Capital Appreciation Fund, L.P. – Preliminary Proxy Statement
Ladies and Gentlemen:
On behalf of Clayton Capital Appreciation Fund, L.P. and its affiliates, Clayton Partners LLC, The JSCC Family Trust and Jason Stankowski (the “Clayton Parties”), we are responding to comments of the SEC Staff on the preliminary proxy statement filed by the Clayton Parties on April 17, 2024 (the “Preliminary Proxy Statement”).  Attached hereto is a redline of the Preliminary Proxy Statement showing the changes made in response to the comments of the SEC Staff on the Preliminary Proxy Statement (the “Redlined Proxy Statement”).  As requested, the Clayton Parties will file an amended Preliminary Proxy Statement.
Set forth below are the comments of the SEC Staff, in bold italics, and the response of the Clayton Parties:
1.	Ensure that the Schedule 14A cover page used for the amended filing is the current, updated cover page.
Response: The Clayton Parties have used the current, updated form of cover page.
2.	On page 4, revise the language to clarify what positions have been held by the nominees for the past five years.
Response: The Clayton Parties have revised the language as requested.  See the Redlined Proxy Statement.
3.
With regard to the discussion on voting and proxy procedures, please revise the language to correctly disclose the impact of withheld votes, abstentions and broker non-votes in light of the universal proxy card rules, and clarify the impact on each proposal.

Response: The Clayton Parties have revised the language as requested.  See the Redlined Proxy Statement.

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FOLEY FOLEY & LARDNER LLP	May 30, 2024 Page 2
4.	Delete the reference to the word telegram and replace it with a reference to the word e-mail.
Response: The Clayton Parties have revised the language as requested.  See the Redlined Proxy Statement.
5.
In the disclosure regarding various violations during the past ten years, item (f) of that disclosure suggests there was an exception to the statement, but no exception is identified.  If there is no exception, please delete this language.

Response: There is no exception, and the Clayton Parties have revised the language as requested.  See the Redlined Proxy Statement.
6.	In the list of transactions, there is a reference to a “stock split,” which should be revised to refer to a “reverse stock split.”
Response: The Clayton Parties have revised the language as requested.  See the Redlined Proxy Statement.
7.	With regard to the proxy card, please update date the reference to “2022,” list the nominees in alphabetical order, and delete the redundant language regarding transacting other business.
Response: The Clayton Parties have revised the language as requested.  See the Redlined Proxy Statement.
Please call the undersigned at (414) 297‑5596 should you have any questions regarding this correspondence.

Sincerely, /s/ Peter D. Fetzer Peter D. Fetzer